UAM Fund Services, Inc.
211 Congress Street, 4th Floor
Boston, MA 02110
617 542-5440 telephone
617 542-7440 fax


March 4, 1999


Via Edgar Transmission

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, Northwest
Washington, D.C. 20549

Re:	UAM Funds, Inc.
	File Nos. (33-25355/811-5683)
	----------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of
1933, UAM Funds, Inc. (the "Fund") hereby certifies that the definitive forms of prospectuses and statements of additional information dated February
16, 1999, that would have been filed under Rule
497(c), do not differ from the forms of the prospectuses and statements of additional information contained in the Fund's most recent registration.
This registration statement was electronically filed under Rule 485(b) as Post Effective Amendment No. 55 under the Securities Act of 1933 and No. 57 under the Investment Company Act of 1940, on February 16, 1999.

If you have any questions regarding this certification, please call me at
(617) 542-5440.


Sincerely,


/s/ Martin J. Wolin
Martin J. Wolin
Associate General Counsel